Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001783398
Registrant Name	UWM Holdings Corp
Registration File Number	333-297986
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES